ACCOUNTS RECEIVABLE, NET - Allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Allowance for doubtful accounts:
Balance at beginning of year	¥ (3,535)	¥ (746)
Addition	(3,220)	(4,616)
Written off	3,762	1,827
Balance at end of year	¥ (2,993)	¥ (3,535)